Intangible Assets (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Useful Life	5 years	5 years
Intangible assets, gross	$ 89,995	$ 89,995	$ 89,995
Less: Accumulated Amortization	(67,206)	(58,207)	(40,208)
Total intangibles, net	$ 22,789	$ 31,788	$ 49,787